Consolidated Statements of Profit and Loss and Other Comprehensive Income - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Consolidated Statements of Profit and Loss and Other Comprehensive Income
Net revenues	$ 81,699,068	$ 68,792,002	$ 61,655,245
Cost of sales	(68,356,654)	(57,707,566)	(51,557,351)
Gross profit	13,342,414	11,084,436	10,097,894
General, selling and administrative expenses	(7,127,780)	(6,420,397)	(6,116,620)
Other expenses, net	(322,779)	(362,527)	(4,734)
Operating income	5,891,855	4,301,512	3,976,540
Finance income	1,117,406	1,173,520	991,632
Finance costs	(267,523)	(291,329)	(610,368)
Net finance income	849,883	882,191	381,264
Profit before income taxes	6,741,738	5,183,703	4,357,804
Income taxes	1,807,638	1,211,611	1,124,978
Profit for the year	4,934,100	3,972,092	3,232,826
Items that may be reclassified subsequently to profit or loss:
Currency translation effect	109,906	317,609	(199,746)
Net effects of derivatives classified as hedging instruments	217,601	(247,581)	(19,464)
Items that will not be reclassified subsequently to profit or loss:
Actuarial remeasurements	(5,478)	(103,982)	(107,897)
Income taxes related to actuarial remeasurements	1,643	31,195	32,370
Other comprehensive income	323,672	(2,759)	(294,737)
Comprehensive income for the year	5,257,772	3,969,333	2,938,089
Profit attributable to:
Controlling interest	5,065,554	3,935,672	3,219,931
Non-controlling interest	(131,454)	36,420	12,895
Profit for the year	4,934,100	3,972,092	3,232,826
Comprehensive income attributable to:
Controlling interest	5,389,226	3,932,913	2,925,194
Non-controlling interest	(131,454)	36,420	12,895
Comprehensive income for the year	$ 5,257,772	$ 3,969,333	$ 2,938,089
Weighted average outstanding shares (Basic)	599,730,270	599,818,022	599,971,832
Weighted average outstanding shares (Diluted)	599,730,270	599,818,022	599,971,832
Basic earnings per share	$ 8.45	$ 6.56	$ 5.37
Diluted earnings per share	$ 8.45	$ 6.56	$ 5.37